Other Income - Schedule of Other Income (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Other Income [Abstract]
Gain on disposal of spare parts	RM 248,949	$ 59,155
Gain on disposal of property, plant and equipment				1,300
Proceeds from sale of scraped materials			30,231	29,647
Sundry income	9,487	2,254	22,536	108,639
Gain on foreign exchange, net			53,445	467,121
Reversal of expected credit loss	101,172	24,041
Other income	RM 359,608	$ 85,450	RM 106,212	RM 606,707